LONG-TERM LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

	Notes	2017	2018
Two-step loans	19a	892	751
Bonds and notes	19b	8,982	9,956
Bank loans	19c	13,894	18,748
Other borrowings	19d	1,196	1,950
Obligations under finance leases	12c.xii	3,010	2,338
Total		27,974	33,743

Schedule of principal payments

			Year
	Notes	Total	2020	2021	2022	2023	Thereafter
Two-step loans	19a	751	198	181	144	127	101
Bonds and notes	19b	9,956	2,490	477	2,197	—	4,792
Bank loans	19c	18,748	7,648	3,051	2,577	2,813	2,659
Other borrowings	19d	1,950	404	405	405	415	321
Obligations under finance leases	12c.xii	2,338	768	670	549	233	118
Total		33,743	11,508	4,784	5,872	3,588	7,991

Two-step loans
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		2017		2018
		Outstanding		Outstanding
		Original currency	Rupiah	Original currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	5,375	648	4,607	602
	US$	17	237	13	188
	Rp	—	213	—	159
Total			1,098		949
Current maturities (Note 18b)			(206)		(198)
Long-term portion			892		751

Schedule of long-term loans and other borrowings, other significant information

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%
	US$	Semi-annually	Semi-annually	3.85%
	Rp	Semi-annually	Semi-annually	7.50%

Bonds and notes
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		2017		2018
		Outstanding		Outstanding
		Original currency	Rupiah	Original currency	Rupiah
Bonds and notes	Currency	(in millions)	equivalent	(in millions)	equivalent
Bonds
2010
Series B	Rp	—	1,995	—	1,995
2015
Series A	Rp	—	2,200	—	2,200
Series B	Rp	—	2,100	—	2,100
Series C	Rp	—	1,200	—	1,200
Series D	Rp	—	1,500	—	1,500
Medium Term Notes (“MTN”)
MTN I Telkom 2018
Series A	Rp	—	—	—	262
Series B	Rp	—	—	—	200
Series C	Rp	—	—	—	296
MTN Syariah Ijarah I Telkom 2018
Series A	Rp	—	—	—	264
Series B	Rp	—	—	—	296
Series C	Rp	—	—	—	182
Total			8,995		10,495
Unamortized debt issuance cost			(13)		(14)
Total			8,982		10,481
Current maturities (Note 18b)			—		(525)
Long-term portion			8,982		9,956

2010 - Series B Bonds
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Interest payment	Interest rate per
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	annum
Series B	1,995	The Company	IDX	June 25, 2010	July 6, 2020	Quarterly	10.20%

2015 Bonds
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

MTN I Telkom 2018
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

					Interest payment	Interest rate
Notes	Currency	Principal	Issuance date	Maturity date	period	per annum	Security
Series A	Rp	262	September 4, 2018	September 14, 2019	Quarterly	7.25%	All assets
Series B	Rp	200	September 4, 2018	September 4, 2020	Quarterly	8.00%	All assets
Series C	Rp	296	September 4, 2018	September 4, 2021	Quarterly	8.35%	All assets
		758

MTN - Syariah Ijarah I Telkom 2018
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Annual
				Maturity	Return	return
Notes	Currency	Principal	Issuance date	date	period	payment	Security
Series A	Rp	264	September 4, 2018	September 14, 2019	Quarterly	19	The Right to benefit of ijarah objects
Series B	Rp	296	September 4, 2018	September 4, 2020	Quarterly	24	The Right to benefit of ijarah objects
Series C	Rp	182	September 4, 2018	September 4, 2021	Quarterly	15	The Right to benefit of ijarah objects
		742				58

Bank loans
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		2017		2018
		Outstanding		Outstanding
		Original		Original
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	4,603	—	6,826
Bank Mandiri	Rp	—	1,126	—	4,546
BRI	Rp	—	2,166	—	1,248
Sub-total			7,895		12,620
Third parties
MUFG Bank	Rp	—	1,944	—	3,011
	US$	—	—	10	144
Syndication of banks	Rp	—	2,250	—	1,750
	US$	—	—	37	532
Citibank	Rp	—	—	—	1,000
PT Bank Central Asia Tbk (“BCA”)	Rp	—	1,100	—	740
UOB Singapore	US$	49	664	49	710
Sumitomo	Rp	—	804	—	661
Bank CIMB Niaga	Rp	—	1,726	—	462
ANZ	Rp	—	440	—	440
UOB	Rp	—	500	—	428
DBS	Rp	—	144	—	379
PT Bank ICBC Indonesia ("ICBC")	Rp	—	249	—	204
Exim Bank of Malaysia Berhad	MYR	37	124	23	81
Japan Bank for International Cooperation (“JBIC”)	US$	9	128	3	45
Others	Rp	—	26	—	33
	MYR	15	50	13	46
Sub-total			10,149		10,666
Total			18,044		23,286
Unamortized debt issuance cost			(40)		(61)
Gain on debt restructuring			—		(5)
			18,004		23,220
Current maturities (Note 18b)			(4,110)		(4,472)
Long-term portion			13,894		18,748

Schedule of long-term loans and other borrowings, other significant information

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security
BNI
2018	GSD	Rp	182	8	2018 - 2021	Monthly	8.75%	Trade receivables (Note 6)
2013 - 2018	The Company, Telkomsel[a], GSD, TLT, Sigma, Dayamitra, Telkom Infratel, Telkom Akses	Rp	9,892	671	2016 - 2033	Monthly, Quarterly	1 month JIBOR + 2.20% - 3.00%, 3 months JIBOR + 1.50% - 2.50%	Trade receivables (Note 6), Inventory (Note 8) and Property and equipment (Note 12)
Bank Mandiri
2016 - 2018	The Company, Telkomsel[a,c], Balebat, Telkomsat	Rp	8,750	4,035	2017 - 2024	Monthly, Quarterly	8.50%, 8.75%, 9.00%, 9.50%	Trade receivables (Note 6), Inventory (Note 8) and Property and equipment (Note 12)
2017	GSD, TII, Dayamitra	Rp	845	—	2019 - 2024	Quarterly	3 months JIBOR + 1.85%	None
BRI
2013	GSD	Rp	103	17	2014 - 2021	Monthly	10.00%	Trade receivables (Note 6), Property and equipment (Note 12) and lease agreement
2017 - 2018	The Company, Dayamitra	Rp	1,200	—	2019 - 2025	Quarterly	3 months JIBOR + 1.85%	None

MUFG Bank
2015 - 2018	GSD, Metra, Infomedia, Dayamitra	Rp	3,950	194	2016 - 2025	Quarterly	3 months JIBOR + 1.43% - 2.25%	Property and equipment (Note 12) and lease agreement
2018	TII	US$	0.01	—	2019 - 2023	Quarterly	3 months LIBOR + 1.25%	None
Syndication of Banks
2015	The Company, GSD	Rp	3,000	500	2016 - 2022	Quarterly	3 months JIBOR + 2.00%	All Assets
2018	TII	US$	0.09	—	2020 - 2024	Semi-annually	6 months LIBOR + 1.25%	None
Citibank
2018	The Company	Rp	1,000	—	2019 - 2020	Quarterly	8.50%	None

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	Interest rate per annum	Security
BCA
2017 - 2018	Metra, Dayamitra, Telkom Infratel	Rp	870	21	2018 - 2025	Quarterly	3 months JIBOR + 1.50% - 1.85%	Property and equipment (Note 12)
UOB Singapore
2016	TII	US$	0.06	—	2019 - 2024	Monthly	1 month LIBOR + 1.25%	None
Sumitomo
2015 - 2017	GSD, Metra, Infomedia, Dayamitra	Rp	1,150	194	2016 - 2022	Quarterly	3 months JIBOR + 1.50% - 2.15%	None
Bank CIMB Niaga
2011	GSD	Rp	78	8	2011 - 2021	Monthly	9.75%	Property and equipment (Note 12) and lease agreement
2017	GSD, Metra	Rp	495	28	2018 - 2023	Quarterly	3 months JIBOR + 1.50%	None

ANZ
2015 – 2017	GSD, PINS	Rp	750	—	2020 - 2022	Quarterly	3 months JIBOR + 2.00%	Property and equipment (Note 12)
UOB
2016	Dayamitra	Rp	500	71	2018 - 2024	Quarterly	3 months JIBOR + 2.20%	Property and equipment (Note 12)
DBS
2016 - 2017	Nutech, Telkomsat	Rp	136	17	2017 - 2022	Monthly, Quarterly	9.17%, 11.00%	Trade receivables (Note 6) and Property and equipment (Note 12)
2017	PINS, Dayamitra	Rp	400	38	2018 - 2022	Quarterly	3 months JIBOR + 1.50%	None
ICBC
2017	GSD	Rp	272	45	2017 - 2023	Quarterly	3 months JIBOR + 2.36%	Trade receivables (Note 6) and Property and equipment (Note 12)
Exim Bank of Malaysia Berhard
2016	TII	MYR	0.06	0.014	2017 - 2020	Monthly	ECOF + 1.89%	None
JBIC[b]
2013	The Company	US$	0.03	0.004	2014 - 2019	Semi-annually	2.18%	None
2013	The Company	US$	0.03	0.003	2014 - 2019	Semi-annually	6 months LIBOR + 1.20%	None

* In original currency

[a]  Telkomsel has no collateral for its bank loans, or other credit facilities. The terms of the various agreements with Telkomsel’s lenders and financiers require compliance with a number of covenants and negative covenants as well as financial and other covenants, which include, among other things, certain restrictions on the amount of dividends and other profit distributions which could adversely affect Telkomsel’s capacity to comply with its obligation under the facility. The terms of the relevant agreements also contain default and cross default clauses. As of December 31, 2018 Telkomsel has complied with the above covenants.

[b]  In connection with the agreement with NEC Corporation Consortium and TE SubCom, the Company entered into a loan agreement with JBIC, for the procurement of goods and services from NEC Corporation Consortium and TE SubCom for the Southeast Asia Japan Cable System project. The facilities consist of facilities A and B amounting to US$18.8 million and US$12.5 million, respectively.

[c] Based on the latest amendment on December 11, 2018.

Other borrowings
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		Outstanding
Lenders	Currency	2017	2018
PT Sarana Multi Infrastruktur	Rp	1,300	2,250
Unamortized debt issuance cost		(5)	(6)
Total		1,295	2,244
Current maturities (Note 18b)		(99)	(294)
Long-term portion		1,196	1,950

Dayamitra | PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

				Current
			Total	period	Principal
			facility	payment	payment	Interest rate
	Borrower	Currency	(in billions)	(in billions)	schedule	per annum	Security
PT Sarana Multi Infrastruktur
October 12, 2016	Dayamitra	Rp	700	50	Semi-annually (2018-2024)	3 months JIBOR+1.85%	Property and equipment (Note 12)
March 29, 2017	Dayamitra	Rp	600	—	Semi-annually (2018-2024)	3 months JIBOR+1.85%	Property and equipment (Note 12)

The company | PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

				Current period	Principal
			Total facility	payment	payment	Interest rate
	Borrower	Currency	(in billions)	(in billions)	schedule	per annum	Security
PT Sarana Multi Infrastruktur
November 14, 2018	The Company	Rp	1,000	—	Semi-annually (2019-2023)	8.35%	None